Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     18351    346439  SH          Sole
Accenture Ltd	     Common    G1150G111     11853    291080  SH	  Sole
Alcon Inc	     Common    H01301102     21517    132175  SH          Sole
Auto Data Processing Common    053015103     16180    386167  SH          Sole
Autodesk	     Common    052769106     18185    537859  SH          Sole
Bard (C.R)	     Common    067383109     16389    186346  SH	  Sole
CH Robinson Inc	     Common    12541W209      4866     88723  SH	  Sole
CME Inc Group 	     Common    12572Q105      9283     24225  SH          Sole
Cisco Sys Inc        Common    17275R102     21029    904073  SH          Sole
Expeditors Intl      Common    302130109     10364    241019  SH          Sole
Genentech Inc	     Common    368740406     16093    212033  SH          Sole
Google		     Common    38259P508     17269     32805  SH          Sole
Mastercard	     Common    57636Q104     21352     80414  SH          Sole
Microsoft Corp.      Common    594918104     18927    688005  SH          Sole
Oracle Corp	     Common    68389X105     21285   1013593  SH          Sole
Qualcomm Inc         Common    747525103     19152    431645  SH	  Sole
St. Jude Medical Inc Common    790849103     13362    326871  SH          Sole
Staples Inc          Common    855030102     16986    715191  SH          Sole
Stryker		     Common    863667101     21082    335271  SH	  Sole
Varian Medical Sys   Common    92220P105     22795    439629  SH	  Sole